Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Summary of Interests In Subsidiaries Explanatory
41.1 Details of major consolidated subsidiaries as of December 31, 2021, are as follows:

Investor	Investee	Ownership (%)	Location	Date of financial statements	Industry
KB Financial Group Inc.	Kookmin Bank	100.00	Korea	Dec. 31	Banking and foreign exchange transaction
	KB Securities Co., Ltd.	100.00	Korea	Dec. 31	Financial investment
	KB Insurance Co., Ltd.	100.00	Korea	Dec. 31	Non-life insurance
	KB Kookmin Card Co., Ltd.	100.00	Korea	Dec. 31	Credit card and installment financing
	Prudential Life Insurance Company of Korea Ltd.	100.00	Korea	Dec. 31	Life insurance
	KB Asset Management Co., Ltd.	100.00	Korea	Dec. 31	Collective investment and advisory
	KB Capital Co., Ltd.	100.00	Korea	Dec. 31	Financial Leasing
	KB Life Insurance Co., Ltd.	100.00	Korea	Dec. 31	Life insurance
	KB Real Estate Trust Co., Ltd.	100.00	Korea	Dec. 31	Real estate trust management
	KB Savings Bank Co., Ltd.	100.00	Korea	Dec. 31	Savings banking
	KB Investment Co., Ltd.	100.00	Korea	Dec. 31	Capital investment
	KB Data System Co., Ltd.	100.00	Korea	Dec. 31	Software advisory, development, and supply
	KB Credit Information Co., Ltd.	100.00	Korea	Dec. 31	Collection of receivables or credit investigation

Kookmin Bank	Kookmin Bank Cambodia Plc.	100.00	Cambodia	Dec. 31	Banking and foreign exchange transaction
	Kookmin Bank (China) Ltd.	100.00	China	Dec. 31	Banking and foreign exchange transaction
	KB Microfinance Myanmar Co., Ltd.	100.00	Myanmar	Dec. 31	Microfinance services
	PRASAC Microfinance Institution Plc.	100.00	Cambodia	Dec. 31	Microfinance services
	PT Bank KB Bukopin Tbk	67.00	Indonesia	Dec. 31	Banking and foreign exchange transaction
	PT Bank Syariah Bukopin	92.78	Indonesia	Dec. 31	Banking
	PT Bukopin Finance	97.03	Indonesia	Dec. 31	Installment financing
	KB Bank Myanmar Co., Ltd.	100.00	Myanmar	Dec. 31	Banking and foreign exchange transaction

KB Securities Co., Ltd.	KBFG Securities America Inc.	100.00	United States	Dec. 31	Investment advisory and securities trading
	KB Securities Hong Kong Ltd.	100.00	China	Dec. 31	Investment advisory and securities trading
	KB Securities Vietnam Joint Stock Company	99.70	Vietnam	Dec. 31	Investment advisory and securities trading
	KB FINA Joint Stock Company	77.82	Vietnam	Dec. 31	Investment advisory and securities trading

Investor	Investee	Ownership (%)	Location	Date of financial statements	Industry

KB Insurance Co., Ltd.	Leading Insurance Services, Inc.	100.00	United States	Dec. 31	Management service
	KBFG Insurance(China) Co., Ltd.	100.00	China	Dec. 31	Non-life insurance
	PT. KB Insurance Indonesia	70.00	Indonesia	Dec. 31	Non-life insurance
	KB Claims Survey & Adjusting	100.00	Korea	Dec. 31	Claim service
	KB Sonbo CNS	100.00	Korea	Dec. 31	Management service
	KB Golden Life Care Co., Ltd.	100.00	Korea	Dec. 31	Service
	KB Healthcare Co., Ltd.	100.00	Korea	Dec. 31	Information and communication
KB Kookmin Card Co., Ltd.	KB Daehan Specialized Bank Plc.	95.71	Cambodia	Dec. 31	Auto Installment finance
	PT. KB Finansia Multi Finance	80.00	Indonesia	Dec. 31	Auto Installment finance
	KB J Capital Co., Ltd.	49.99	Thailand	Dec. 31	Service

KB Capital Co., Ltd.	PT Sunindo Kookmin Best Finance	85.00	Indonesia	Dec. 31	Auto Installment finance

KB Kookmin Card Co., Ltd., KB Capital Co., Ltd.	KB KOLAO Leasing Co., Ltd.	80.00	Laos	Dec. 31	Auto Installment finance

Kookmin Bank, KB Data System Co., Ltd.	PT KB Data Systems Indonesia	100.00	Indonesia	Dec. 31	Service

KB Asset Management Co., Ltd.	KBAM Shanghai Advisory Services Co., Ltd.	100.00	China	Dec. 31	General advisory
41.2 Details of consolidated structured entities as of December 31, 2021, are as follows:

	Consolidated structured entities	Reasons for consolidation
Trusts	Kookmin Bank (development trust) and 10 others	The Group controls the trust because it has power to determine management performance of the trust and is significantly exposed to variable returns that absorb losses through the guarantees of payment of principal, or payment of principal and fixed rate of return.

	Consolidated structured entities	Reasons for consolidation
Asset-backed securitization	MS Sejong 4th Co., Ltd. and 125 others	The Group controls these investees because it has power over relevant activities in the event of default, is significantly exposed to variable returns by providing lines of credit, ABCP purchase commitments or acquisition of subordinated debt and has ability to affect those returns through its power.

Investment funds and others	KB Global Platform Fund and 166 others	Funds are consolidated if the Group, as a collective investor or operating manager (member), etc., can manage fund assets on behalf of other investors, or dismiss the collective investor and operating manager, and is substantially exposed to significant variable returns or has such rights.
If the Group holds more than half of the ownership interests but does not have the power over relevant activities of structured entities in accordance with agreements with trust and other related parties, those structured entities are excluded from the consolidation.

Summary of Condensed Financial Information of Subsidiaries
41.3 Condensed financial information of major subsidiaries as of and for the years ended December 31, 2020 and 2021, are as follows:

	December 31, 2020						2020
	Assets		Liabilities		Equity		Operating revenue		Profit (loss) attributable to shareholders of the Parent Company		Total comprehensive income (loss) attributable to shareholders of the Parent Company
	(In millions of Korean won)
Kookmin Bank 1	￦	438,444,114	￦	408,036,040	￦	30,408,074	￦	24,519,818	￦	2,298,195	￦	2,905,953
KB Securities Co., Ltd. 1,2		57,570,654		52,516,488		5,054,166		10,040,497		425,622		449,507
KB Insurance Co., Ltd. 1,2		39,125,869		35,093,312		4,032,557		13,735,778		177,181		139,290
KB Kookmin Card Co., Ltd. 1		24,071,644		19,789,958		4,281,686		3,210,581		324,662		308,148
Prudential Life Insurance Company of Korea Ltd. 2		25,121,656		22,681,729		2,439,927		656,062		55,711		(31,718)
KB Asset Management Co., Ltd. 1		335,601		112,522		223,079		191,427		57,317		57,802
KB Capital Co., Ltd. 1,2		12,823,748		11,392,177		1,431,571		1,300,378		141,646		139,949
KB Life Insurance Co., Ltd.		10,424,916		9,842,789		582,127		1,897,859		(23,185)		(33,210)
KB Real Estate Trust Co., Ltd. 1		437,619		108,096		329,523		139,070		66,874		66,718
KB Savings Bank Co., Ltd.		1,883,720		1,658,116		225,604		104,397		17,305		16,197
KB Investment Co., Ltd. 1		848,693		618,552		230,141		128,014		15,387		15,390
KB Data System Co., Ltd.		40,347		23,024		17,323		149,966		(1,729)		(3,367)
KB Credit Information Co., Ltd.		27,711		11,773		15,938		39,767		1,132		1,040

	December 31, 2021						2021
	Assets		Liabilities		Equity		Operating revenue		Profit (loss) attributable to shareholders of the Parent Company		Total comprehensive income (loss) attributable to shareholders of the Parent Company
	(In millions of Korean won)
Kookmin Bank 1	￦	483,564,898	￦	450,675,985	￦	32,888,913	￦	26,536,995	￦	2,590,764	￦	3,265,921
KB Securities Co., Ltd. 1,2		55,493,985		50,008,422		5,485,563		8,543,590		594,301		628,112
KB Insurance Co., Ltd. 1,2		41,472,227		37,328,954		4,143,273		14,131,278		301,836		107,240
KB Kookmin Card Co., Ltd. 1		27,349,561		22,793,920		4,555,641		3,527,354		418,898		442,873
Prudential Life Insurance Company of Korea Ltd. 2		26,287,116		23,992,601		2,294,515		1,976,122		336,198		54,587
KB Asset Management Co., Ltd. 1		375,739		128,589		247,150		254,162		79,899		79,071
KB Capital Co., Ltd. 1,2		14,529,427		12,707,210		1,822,217		1,634,759		209,899		209,719
KB Life Insurance Co., Ltd.		10,634,562		10,174,282		460,280		2,259,301		(46,595)		(121,847)
KB Real Estate Trust Co., Ltd.		496,522		119,700		376,822		168,373		81,480		82,299
KB Savings Bank Co., Ltd.		2,601,134		2,339,037		262,097		150,028		18,932		22,526
KB Investment Co., Ltd. 1		1,197,720		922,239		275,481		207,367		55,338		55,340
KB Data System Co., Ltd. 1		44,486		25,911		18,575		174,819		467		1,105
KB Credit Information Co., Ltd.		28,674		12,303		16,371		39,909		388		434

1	Financial information is based on its consolidated financial statements.
2	Includes fair value adjustments arising from the acquisition.

Summary of Changes In Subsidiaries
41.5.1 Subsidiaries newly included in consolidation for the year ended December 31, 2021, are as follows:

Company	Reasons of obtaining control
PT KB Data Systems Indonesia and 15 others	Holds more than half of the ownership interests
Able Guwall 1st Co., Ltd. and 71 others	Holds the power in the event of default and is exposed to significant variable returns by providing lines of credit, ABCP purchase commitments or acquisition of subordinated debt
KB Global Private Real Estate Debt Fund No.11 and 33 others	Holds the power to determine the operation of the funds and is exposed to variable returns by holding significant amount of ownership interests
KB Global Commerce Private Equity Investment Fund and 4 others	Holds the power as a general partner and is exposed to variable returns by holding significant amount of ownership interests
41.5.2 Subsidiaries excluded from consolidation for the year ended December 31, 2021, are as follows:

Company	Reasons of losing control
Able Hana Co., Ltd. and 72 others	Termination of the commitments
KB SAUDI SEPCO II Private Special Asset Fund and 22 others	Liquidation
Aquila Global Real Assets Fund No.1 LP and 5 others	Disposal
KB Global ESG Securities Feeder Fund (Equity) and 8 others	Decrease in ownership interests to less than majority